Property, Plant and Equipment (Detail) - USD ($) $ in Thousands	May 31, 2017	May 31, 2016
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, at cost	$ 1,484,579	$ 1,344,830
Less: allowance for depreciation and amortization	741,893	715,377
Property, plant and equipment, net	742,686	629,453
Land
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, at cost	82,184	60,223
Building And Leasehold Improvements
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, at cost	427,304	363,036
Machinery and Equipment
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, at cost	$ 975,091	$ 921,571